Fixed Assets - Non-current other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets
Non-current other assets	€ 6,322	€ 6,061
Costs to obtain a contract	1,034	966
Deposits paid for dedicated equipment	4,203	0
Security deposit for a building		390
Deposit payment for a lease		4,705
Amortization of capitalized costs to obtain a contract	€ 215	€ 25